UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
May 7, 2013

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	10481
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      226     4650 SH       SOLE                     4650
AMERICAN EXPRESS               COM              025816109       61      900 SH       SOLE                      900
AMGEN                          COM              031162100        7       70 SH       SOLE                       70
CISCO SYSTEMS                  COM              17275R102      196     9380 SH       SOLE                     9380
CONOCOPHILLIPS                 COM              20825c104       68     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      335     5490 SH       SOLE                     5490
COSTCO                         COM              22160K105      583     5495 SH       SOLE                     5495
DEERE & CO                     COM              244199105       52      600 SH       SOLE                      600
ELI LILLY                      COM              532457108       61     1075 SH       SOLE                     1075
EXXON MOBIL                    COM              30231G102      749     8308 SH       SOLE                     8308
GENERAL ELECTRIC               COM              369604103      267    11550 SH       SOLE                    11550
HELMERICH & PAYNE              COM              423452101       18      300 SH       SOLE                      300
HEWLETT PACKARD                COM              428236103      120     5025 SH       SOLE                     5025
HOME FED BANCORP               COM              43709A101      467    36522 SH       SOLE                    36522
INT'L BUS MACH                 COM              459200101       91      425 SH       SOLE                      425
INTERNATIONAL PAPER CO         COM              460146103       55     1175 SH       SOLE                     1175
JOHNSON & JOHNSON              COM              478160104      449     5505 SH       SOLE                     5505
LAZARD LTD                     COM                              58     1700 SH       SOLE                     1700
METLIFE                        COM              59156R108      102     2675 SH       SOLE                     2675
MICRON TECH                    COM              595112103        9      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      331    11565 SH       SOLE                    11565
MYLAN LABS                     COM              628530107      142     4900 SH       SOLE                     4900
NOBLE CORP                     COM                             106     2775 SH       SOLE                     2775
PEPSICO INC                    COM              713448108       88     1110 SH       SOLE                     1110
PROCTOR & GAMBLE               COM              742718109      231     2993 SH       SOLE                     2993
US BANCORP                     COM              902973106      508    14975 SH       SOLE                    14975
VERIZON COMM                   COM              92343V104       81     1640 SH       SOLE                     1640
BARCLAYS BK 6.625% PERP                         06739F390       18      700 SH       SOLE                      700
JPMORGAN 8.625% CALL 9/1/13                     46625H621       45     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      145     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       23  872.905 SH       SOLE                  872.905
BARON GROWTH FD                                 068278209     1619 26610.374SH       SOLE                26610.374
INVESCO DEVELOPING MKTS A                       00141T577      589 17009.111SH       SOLE                17009.111
LAUDUS INT'L MRKTMASTERS INST                   808509640     1268 60596.317SH       SOLE                60596.317
LAUDUS INT'L MRKTMASTERS INV                    808509889       25 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503      203 5915.296 SH       SOLE                 5915.296
ISHARES S&P PREFD INDX                          464288687      839 20715.000SH       SOLE                20715.000
PWRSHRS PFD STK INDEX                           73936T565       40 2705.000 SH       SOLE                 2705.000
SCHWAB US LARGE CAP                             808524201      132 3540.000 SH       SOLE                 3540.000
TECH SELECT SPDR                                81369Y803        9  300.000 SH       SOLE                  300.000
VANGUARD S&P 500                                922908413       15  215.000 SH       SOLE                  215.000
EQUITY RSDNTL                                   29476L107       51   925.00 SH       SOLE                   925.00